Taxation - Schedule of Reconciliation Statutory Income Tax Rate (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Reconciliation Statutory Income Tax Rate [Abstract]
Statutory income tax rate in PRC	25.00%	25.00%	25.00%		25.00%		25.00%
Tax effect of non-deductible items	(0.60%)				(0.10%)		(0.70%)
Tax effect of undeclared expenses		(4.10%)	(5.20%)	[1]	(2.90%)	[1]	(4.70%)	[1]
Tax effect of fair value changes	2.50%						(1.70%)
Tax effect of income tax rate differences in jurisdictions other than the PRC	(49.10%)	(2.30%)	(2.70%)		(4.40%)		(6.10%)
Tax effect of net operating loss not applicable to carryforwards	(24.10%)	4.20%	7.50%		(6.10%)		(5.80%)
Change in valuation allowance	46.30%	(22.80%)	(24.60%)		(11.50%)		(4.40%)
Effective tax rate

[1]	The undeclared expenses mainly represent accrued financial expenses associated with PIPE escrow accounts. These are related expenses for which the Group will not include in the tax return, thereby giving rise to a permanent difference.